Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	190,348	134,392
Regulatory liabilities, natural gas derivative contracts	123,289	90,676
Gas swap contracts
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	86	1,555
Regulatory liabilities, natural gas derivative contracts	416	90
Gas options
Derivative [Line Items]
Regulatory assets, natural gas derivative contracts	208	106
Regulatory liabilities, natural gas derivative contracts	37	57